Equity (Schedule of Share Capital) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Share capital [Line Items]
Common stock (amounts in US$ '000)	$ 52,000	$ 51,000	$ 51,000	$ 55,000	$ 55,000
Common shares, of nominal US$ 0.001	51,707,198	51,247,287
US$ per share	$ 0.001	$ 0.001			$ 0.001
Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	$ 5,171,949	$ 5,171,949
Ordinary shares [member]
Disclosure Of Share capital [Line Items]
Common shares, of nominal US$ 0.001	51,707,198	51,247,287